Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001587982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
Kaizen Hedged Premium Spreads Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	kaizen_ProspectusSupplementTextBlock

Kaizen Hedged Premium Spreads Fund

A series of Investment Managers Series Trust II

Supplement dated September 8, 2017, to the

Prospectus, Summary Prospectus and Statement of Additional Information, each dated May 1, 2017.

Important Notice Regarding Planned Changes in the Fund’s Name, Investment Objective and Principal Investment Strategies.

On or about November 7, 2017, the name, investment objective and principal investment strategies of the Kaizen Hedged Premium Spreads Fund (the “Fund”) will be changed as set forth below. Further information regarding these matters will be provided in the Fund’s revised Summary Prospectus, Prospectus and Statement of Additional Information dated on or about that date.

New Fund Name:

Raise Core Tactical Fund

New Investment Objective:

The Fund’s investment objective is to seek long-term capital growth.

New Principal Investment Strategies:

The Fund will seek to invest in the U.S. equity market during sustained rallies and to invest in U.S. treasury securities and cash during weak equity market conditions. At any given time, the Fund’s portfolio may be invested in all equities, in all treasuries and cash or in some combination of equities, treasuries and cash determined by Kaizen Advisory, LLC (“Kaizen” or the “Advisor”). The Fund will invest in a variety of investments that provide exposure to the U.S. equity market and U.S. treasury securities, including exchange-traded funds (“ETFs”), equity securities (such as common stock), and U.S. government securities. For the U.S. equity market allocation, the Fund will generally use ETFs that are designed to track large cap core equity indexes, as well as common stock of companies included in such indexes. For the treasury securities allocation, the Fund will generally invest in investment grade debt securities of the U.S. government with any maturity, as well as ETFs that are designed to track indexes composed of U.S. treasury securities. The Advisor utilizes its proprietary tactical asset allocation model-based approach to determine an overall portfolio allocation to U.S. equities and U.S. treasury securities exposure under specific investment conditions, in accordance with market indicators provided by the Advisor’s proprietary investment process.

Please file this Supplement with your records.